PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of prepaid expenses and other current assets

	2021	2020
Deferred merger costs	$4,121,085	$—
Prepaid expense	1,140,026	—
Tax refund receivable	121,317	357,045
Other	155,331	392,877
Total	$5,537,759	$749,922